Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based on this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On January 11, 2025, the company issued a promissory note in the principal amount of $157,899, in relation to October 14, 2024 unsecured promissory note to the Target to pay or cause to be paid, the Acquiror Transaction Expenses, as may be incurred from time to time and as such expenses become due and payable. This loan is non-interest bearing, unsecured and repayable upon the date on which the Company consummates its initial business transaction or, at the Company’s discretion, if funds allow. As of filing date of this Annual Report, there was $582,912 outstanding under the promissory note.